Note 18 - Recoverable Taxes	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Recoverable taxes [text block]
18.	RECOVERABLE TAXES

	2020	2019
PIS/COFINS exclusion of ICMS (i)	5,183.4	283.6
ICMS	266.5	212.5
Others	245.9	175.0
Non-current	5,695.8	671.1

PIS/COFINS	712.0	1,429.3
ICMS	563.4	573.6
IPI	177.0	144.5
Others	75.5	95.3
Current	1,527.9	2,242.7

Total	7,223.7	2,913.8

(i) As detailed in Note
30
-
Contingencies
, the Company has been recognizing PIS and COFINS credits arising from the exclusion of ICMS from the calculation basis. The corresponding entry for recognition is recorded in the item Recoverable PIS/COFINS - exclusion of ICMS, and of the values recognized in this line item, those that still remain in assets amount to
R$4.3
billion for the period called- REFRI; and
R$0.9
billion referring to the period after the STF decision up to
December 31, 2020.